FINANCE LEASES (Tables)	12 Months Ended
Dec. 31, 2020
FINANCE LEASES
Summary of carrying amount in the financial position

	12/31/2020	12/31/2019
Right-of-use asset
Land and buildings	2,146,928	2,047,260
Lease liability
Current	660,694	637,106
Non-current	521,004	651,313
Total	1,181,698	1,288,419

Summary of amounts charged in the income statement

Items	12/31/2020
Right-of-use assets – Depreciation	780,397
Interest expenses on lease liabilities (Other operating expenses)	207,035

Summary of breakdown of financial lease receivables

Financial Lease Receivables	12/31/2020	12/31/2019
Up to 1 year	1,982,763	2,427,531
More than a year up to two years	1,099,924	1,589,098
From two to three years	634,899	906,156
From three to five years	355,885	574,490
More than five years	14,429	27,744
Total	4,087,900	5,525,019
Unearned financial income	(1,196,789)	(1,186,642)
Net investment in the lease	2,891,111	4,338,377

Summary of breakdown of operating lease receivables

Operating Lease Receivables	12/31/2019	12/31/2018
Up to 1 year	16,067	22,744
More than a year up to two years	13,766	21,418
From two to three years	9,202	18,438
From three to five years	—	12,528
Total	39,035	75,128